EuroPacific Growth Fund®
Investment portfolio
December 31, 2019
unaudited
Common stocks 90.62% Financials 15.21%	Shares	Value (000)
HDFC Bank Ltd.[1]	211,861,504	$3,775,776
HDFC Bank Ltd. (ADR)	12,178,267	771,737
AIA Group Ltd.[1]	356,105,000	3,746,814
Kotak Mahindra Bank Ltd.[1]	95,139,478	2,243,885
London Stock Exchange Group PLC[1]	9,442,483	975,334
B3 SA - Brasil, Bolsa, Balcao	79,790,000	852,307
Sberbank of Russia PJSC (ADR)[1]	51,455,452	846,647
Prudential PLC[1]	40,866,239	786,325
Ping An Insurance (Group) Co. of China, Ltd., Class H1	56,466,499	668,917
Ping An Insurance (Group) Co. of China, Ltd., Class A1	8,178,157	100,382
Barclays PLC[1]	304,354,281	726,814
ICICI Bank Ltd.[1]	85,125,000	644,845
Brookfield Asset Management Inc., Class A	11,104,466	641,838
Housing Development Finance Corp. Ltd.[1]	18,926,695	640,936
Axis Bank Ltd.[1]	56,891,711	601,561
Bank Central Asia Tbk PT1	244,850,000	588,221
UniCredit SpA[1]	40,109,728	586,416
DBS Group Holdings Ltd.[1]	29,055,600	560,054
IndusInd Bank Ltd.[1]	25,358,775	536,736
PICC Property and Casualty Co. Ltd., Class H1	422,747,869	509,733
Toronto-Dominion Bank (CAD denominated)	6,713,945	376,556
Deutsche Boerse AG1	2,324,913	365,635
HDFC Life Insurance Co. Ltd.[1]	40,913,701	358,924
Zurich Insurance Group AG1	740,995	303,912
Agricultural Bank of China Ltd., Class H1	660,795,000	291,398
FinecoBank SpA[1]	24,039,406	288,550
Capitec Bank Holdings Ltd.[1]	2,631,881	271,980
The People’s Insurance Co. (Group) of China Ltd., Class H1	575,442,215	239,597
Türkiye Garanti Bankasi AS1,2	118,419,403	221,931
BNP Paribas SA1	3,191,536	189,983
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	249,752	117,272
Fairfax Financial Holdings Ltd., subordinate voting shares	123,673	58,016
3i Group PLC[1]	11,890,534	173,306
Banco Santander, SA1	39,109,409	165,136
Bank of Ireland Group PLC[1]	27,714,235	151,950
Hong Kong Exchanges and Clearing Ltd.[1]	4,222,500	136,858
Banco BPM SpA[1]	59,907,284	136,380
Bank of China Ltd., Class H1	301,890,000	129,268
Sony Financial Holdings Inc.[1]	5,260,200	125,911
Eurobank Ergasias SA1,2	108,318,512	112,145
Société Générale[1]	3,162,721	110,508
ING Groep NV1	8,844,228	106,290
BB Seguridade Participações SA	11,335,200	106,231
Royal Bank of Canada	1,244,775	98,495
Macquarie Group Ltd.[1]	980,098	95,062
Standard Chartered PLC (GBP denominated)[1]	6,205,717	58,611
Standard Chartered PLC (HKD denominated)[1]	3,403,100	31,747
EuroPacific Growth Fund — Page 1 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Hiscox Ltd.[1]	4,627,412	$87,516
Metropolitan Bank & Trust Co.[1]	55,097,310	71,907
Akbank TAS[1,2]	49,445,463	67,457
Burford Capital Ltd.[1]	6,507,455	61,877
Hargreaves Lansdown PLC[1]	2,140,611	55,118
Credit Suisse Group AG1	3,176,530	43,109
Bank Rakyat Indonesia (Persero) Tbk PT1	136,225,600	42,993
M&G PLC[1,2]	5,044,786	15,873
		26,072,780
Consumer discretionary 14.70%
Alibaba Group Holding Ltd. (ADR)[2]	10,830,643	2,297,180
Alibaba Group Holding Ltd.[1,2]	72,197,248	1,919,750
MercadoLibre, Inc.[2,3]	3,967,654	2,269,260
LVMH Moët Hennessy-Louis Vuitton SE1	4,412,759	2,055,159
adidas AG1	4,490,187	1,459,342
Sony Corp.[1]	20,998,700	1,429,314
Galaxy Entertainment Group Ltd.[1]	181,145,000	1,335,185
Meituan Dianping, Class B1,2	90,694,058	1,187,708
EssilorLuxottica[1]	7,312,728	1,117,075
Kering SA1	1,279,321	842,780
Melco Resorts & Entertainment Ltd. (ADR)[3]	31,586,861	763,454
Industria de Diseño Textil, SA1	18,589,034	658,478
Flutter Entertainment PLC[1,3]	5,071,761	619,364
Sands China Ltd.[1]	106,229,200	569,663
Stars Group Inc.[2,3]	20,608,005	537,663
Just Eat PLC[1,2,3]	46,174,077	512,390
Nitori Holdings Co., Ltd.[1]	3,005,800	474,953
Fast Retailing Co., Ltd.[1]	718,200	425,704
Ryohin Keikaku Co., Ltd.[1,3]	18,159,200	423,549
Hermès International[1]	460,601	344,688
Maruti Suzuki India Ltd.[1]	3,036,840	313,627
Suzuki Motor Corp.[1]	7,306,500	306,045
GVC Holdings PLC[1]	24,954,364	292,654
Takeaway.com NV1,2,3	3,160,665	291,953
Accor SA1	5,212,929	244,713
ASOS PLC[1,2,3]	5,017,247	225,077
Naspers Ltd., Class N1	1,254,657	205,076
Prosus NV1,2	2,666,453	199,523
Rakuten, Inc.[1]	22,313,200	191,381
Barratt Developments PLC[1]	16,501,473	163,564
Carnival Corp., units	3,121,000	158,640
Ferrari NV1	755,813	125,364
Eicher Motors Ltd.[1]	384,086	121,274
Hyundai Mobis Co., Ltd.[1]	547,600	121,093
Bayerische Motoren Werke AG1	1,447,668	119,174
Wynn Macau, Ltd.[1]	46,103,200	114,043
Melco International Development Ltd.[1]	39,494,000	111,160
Trip.com Group Ltd. (ADR)[2]	3,298,217	110,622
B2W - Cia. Digital, ordinary nominative[2]	6,652,400	103,953
Huazhu Group Ltd. (ADR)[2]	2,490,913	99,811
Valeo SA, non-registered shares[1]	2,218,903	78,565
Hyundai Motor Co.[1]	665,000	69,147
William Hill PLC[1]	24,367,137	60,910
S.A.C.I. Falabella	11,675,000	50,321
EuroPacific Growth Fund — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Peugeot SA1	1,859,956	$44,545
Delivery Hero SE1,2	507,462	40,165
Burberry Group PLC[1]	92,530	2,708
		25,207,767
Information technology 12.48%
ASML Holding NV1	12,426,048	3,700,604
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	214,458,329	2,375,013
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,572,135	381,841
Keyence Corp.[1]	6,690,000	2,367,947
Samsung Electronics Co., Ltd.[1]	44,766,600	2,157,049
SAP SE1	9,633,352	1,298,285
Amadeus IT Group SA, Class A, non-registered shares[1]	15,667,526	1,283,747
PagSeguro Digital Ltd., Class A2,3	26,100,041	891,577
SK hynix, Inc.[1]	10,438,000	848,311
Halma PLC[1,3]	24,620,281	691,181
Tokyo Electron Ltd.[1]	2,317,600	509,299
Shopify Inc., Class A, subordinate voting shares[2]	1,239,423	492,770
Worldline SA, non-registered shares[1,2]	6,903,461	489,957
Temenos AG1	2,821,304	446,053
Capgemini SE1	3,631,205	444,813
Largan Precision Co., Ltd.[1]	2,148,000	358,908
STMicroelectronics NV1	12,756,112	344,279
Hexagon AB, Class B1	6,010,940	336,784
Nice Ltd. (ADR)[2]	1,791,140	277,896
Nice Ltd.[1,2]	253,444	39,289
Adyen NV1,2	238,805	196,501
WiseTech Global Ltd.[1]	10,454,685	171,636
Nomura Research Institute, Ltd.[1]	7,788,100	167,567
Murata Manufacturing Co., Ltd.[1]	2,665,200	164,776
Infineon Technologies AG1	6,679,595	153,176
OBIC Co., Ltd.[1]	1,045,963	141,291
Shimadzu Corp.[1]	4,261,500	133,280
SimCorp AS1	1,077,997	122,491
TravelSky Technology Ltd., Class H1	48,481,000	118,473
StoneCo Ltd., Class A2	2,935,244	117,087
MediaTek Inc.[1]	6,176,000	91,410
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	17,699,965	83,343
Dassault Systemes SA1	29,337	4,839
		21,401,473
Industrials 11.38%
Airbus SE, non-registered shares[1]	31,055,386	4,556,375
Recruit Holdings Co., Ltd.[1]	63,291,601	2,381,684
Melrose Industries PLC[1,3]	342,429,221	1,094,529
International Consolidated Airlines Group, SA (CDI)[1,3]	128,463,213	1,066,788
Safran SA1	6,398,925	991,925
MTU Aero Engines AG1,3	2,844,369	812,228
DSV Panalpina A/S1	6,321,993	731,825
Rentokil Initial PLC[1,3]	106,235,150	639,534
Edenred SA1	11,485,706	594,327
Komatsu Ltd.[1]	24,640,332	590,761
SMC Corp.[1]	1,277,100	583,773
DCC PLC[1,3]	5,017,494	436,750
Knorr-Bremse AG, non-registered shares[1]	4,189,852	426,473
EuroPacific Growth Fund — Page 3 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Rolls-Royce Holdings PLC[1,2]	41,294,376	$373,928
Airports of Thailand PCL, foreign registered[1]	144,974,900	358,278
Nidec Corp.[1]	2,433,900	332,481
Experian PLC[1]	9,717,575	328,674
SK Holdings Co., Ltd.[1]	1,351,955	305,422
Spirax-Sarco Engineering PLC[1]	2,449,114	290,011
Adani Ports & Special Economic Zone Ltd.[1]	56,338,768	289,051
NIBE Industrier AB, Class B1	16,061,073	278,522
Shanghai International Airport Co., Ltd., Class A1	22,128,360	250,314
CCR SA, ordinary nominative	51,565,800	243,299
Jardine Matheson Holdings Ltd.[1]	4,346,200	241,672
Rheinmetall AG1	1,971,341	226,696
VINCI SA1	1,274,644	141,607
Bunzl PLC[1]	5,165,978	141,344
Aalberts NV, non-registered shares[1]	2,934,291	132,007
Kingspan Group PLC[1]	2,070,235	127,503
Rational AG1	143,721	115,589
A.P. Møller - Mærsk A/S, Class B1	62,657	90,411
Thales SA1	865,670	90,064
easyJet PLC[1]	4,170,186	79,325
DP World PLC[1]	5,579,563	73,020
Ryanair Holdings PLC (ADR)[2]	706,829	61,925
Alliance Global Group, Inc.[1,2]	123,500,000	28,408
		19,506,523
Health care 10.31%
Daiichi Sankyo Co., Ltd.[1,3]	39,145,200	2,584,870
Novartis AG1	19,385,753	1,836,652
AstraZeneca PLC[1]	15,424,230	1,543,173
Alcon Inc.[1,2]	21,454,539	1,215,394
Chugai Pharmaceutical Co., Ltd.[1]	13,009,758	1,198,251
Koninklijke Philips NV (EUR denominated)[1]	17,958,096	877,956
CSL Ltd.[1]	4,138,304	803,125
HOYA Corp.[1]	8,344,851	796,768
Takeda Pharmaceutical Co. Ltd.[1]	19,146,153	758,530
Fresenius SE & Co. KGaA[1]	11,352,226	640,789
Teva Pharmaceutical Industries Ltd. (ADR)[2,3]	56,395,960	552,680
Notre Dame Intermédica Participações SA	29,670,325	503,393
Grifols, SA, Class A, non-registered shares[1]	11,098,926	391,883
Grifols, SA, Class B (ADR)	3,523,854	82,071
Hikma Pharmaceuticals PLC[1,3]	14,542,316	385,229
Asahi Intecc Co., Ltd.[1]	12,007,700	353,549
Aier Eye Hospital Group Co., Ltd., Class A1	60,637,028	344,720
Bayer AG1	3,801,274	310,716
Galapagos NV1,2	1,343,282	279,594
M3, Inc.[1]	9,158,351	276,561
NMC Health PLC[1,3]	11,549,631	271,132
Novo Nordisk A/S, Class B1	4,292,035	248,937
Merck KGaA[1]	2,035,808	240,911
Fresenius Medical Care AG & Co. KGaA[1]	2,386,067	176,970
WuXi Biologics (Cayman) Inc.[1,2]	13,515,347	171,422
Fisher & Paykel Healthcare Corp. Ltd.[1]	9,812,126	147,241
Straumann Holding AG1	149,253	146,499
bioMérieux SA1	1,475,830	131,468
Coloplast A/S, Class B1	1,043,590	129,742
EuroPacific Growth Fund — Page 4 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Hypera SA, ordinary nominative	13,411,600	$118,990
Argenx SE (ADR)[2]	573,680	92,087
GW Pharmaceuticals PLC (ADR)[2]	519,900	54,361
		17,665,664
Materials 7.31%
Vale SA, ordinary nominative (ADR)	173,012,518	2,283,765
Vale SA, ordinary nominative	53,432,374	707,969
Sika AG1	5,357,723	1,008,961
Koninklijke DSM NV1	7,663,294	1,000,339
Asahi Kasei Corp.[1,3]	76,942,642	863,341
Rio Tinto PLC[1]	10,606,953	630,233
Shin-Etsu Chemical Co., Ltd.[1]	5,739,200	629,221
Teck Resources Ltd., Class B	35,293,785	612,080
First Quantum Minerals Ltd.[3]	54,876,040	556,557
ArcelorMittal SA1	29,705,255	524,724
UPM-Kymmene Oyj[1]	14,202,553	492,224
Akzo Nobel NV1	3,911,152	398,774
Fortescue Metals Group Ltd.[1]	47,471,427	357,796
CCL Industries Inc., Class B, nonvoting shares	8,159,195	347,593
Agnico Eagle Mines Ltd.	4,978,513	306,726
Chr. Hansen Holding A/S1	3,400,664	270,149
Linde PLC (EUR denominated)[1]	1,142,964	245,359
Linde PLC	42,388	9,025
HeidelbergCement AG1	2,657,393	193,698
CRH PLC[1]	4,381,954	175,769
Givaudan SA1	40,407	126,463
UltraTech Cement Ltd.[1]	2,112,000	119,757
LafargeHolcim Ltd.[1]	1,780,078	98,708
BASF SE1	1,276,850	96,832
Evonik Industries AG1	3,121,881	95,692
Aluminum Corp. of China Ltd., Class H1,2	255,082,000	87,455
Yara International ASA[1]	2,071,639	86,323
MMG Ltd.[1,2]	267,956,554	80,530
UPL Ltd.[1]	6,728,493	55,118
Hindalco Industries Ltd.[1]	16,253,000	49,301
Indorama Ventures PCL, foreign registered[1]	21,868,400	25,291
		12,535,773
Energy 5.44%
Reliance Industries Ltd.[1]	219,571,043	4,663,952
Canadian Natural Resources, Ltd. (CAD denominated)	27,211,726	880,130
Canadian Natural Resources, Ltd.	488,965	15,818
Cenovus Energy Inc. (CAD denominated)[3]	86,519,305	879,485
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	50,699,672	808,153
Oil Search Ltd.[1,3]	98,614,614	503,067
Royal Dutch Shell PLC, Class B1	10,487,730	312,509
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	5,719,398	170,006
TOTAL SA1	6,475,732	357,864
BP PLC[1]	35,204,201	220,989
Saipem SpA, Class S1,2	28,172,263	137,750
Ultrapar Participacoes SA, ordinary nominative	14,168,400	89,743
Suncor Energy Inc.	2,501,768	81,996
Novatek PJSC (GDR)[1]	393,087	79,825
EuroPacific Growth Fund — Page 5 of 13

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Tourmaline Oil Corp.	5,954,224	$69,788
Neste Oyj[1]	1,686,230	58,674
		9,329,749
Communication services 5.01%
Nintendo Co., Ltd.[1,3]	9,178,826	3,704,999
SoftBank Group Corp.[1]	36,110,700	1,572,134
Tencent Holdings Ltd.[1]	24,851,511	1,198,801
Altice Europe NV, Class A1,2,3	67,254,147	434,616
Altice Europe NV, Class B1,2,3	14,704,331	94,170
Sea Ltd., Class A (ADR)[2]	12,478,742	501,895
Cellnex Telecom, SA, non-registered shares[1]	6,047,572	260,647
ITV PLC[1]	90,479,385	181,608
Z Holding Corp.[1]	25,914,300	108,573
América Móvil, SAB de CV, Series L (ADR)	5,844,589	93,514
América Móvil, SAB de CV, Series L	18,821,401	15,031
Koninklijke KPN NV1	36,293,644	107,236
Nippon Telegraph and Telephone Corp.[1]	3,281,400	83,117
LG Uplus Corp.[1]	5,053,000	61,988
Yandex NV, Class A2	1,338,307	58,203
TalkTalk Telecom Group PLC[1]	35,322,348	54,398
JOYY Inc., Class A (ADR)[2]	851,741	44,963
ProSiebenSat.1 Media SE1	950,247	14,859
		8,590,752
Consumer staples 4.63%
Nestlé SA1	12,283,201	1,330,719
British American Tobacco PLC[1]	27,054,667	1,152,670
Kweichow Moutai Co., Ltd., Class A1	5,395,701	917,368
Pernod Ricard SA1	4,382,686	784,525
KOSÉ Corp.[1,3]	3,825,500	559,118
Thai Beverage PCL[1]	734,086,200	485,903
Kirin Holdings Co., Ltd.[1]	18,268,545	398,450
Treasury Wine Estates Ltd.[1]	22,673,130	259,102
Anheuser-Busch InBev SA/NV1	2,867,878	235,170
Uni-Charm Corp.[1]	6,898,500	233,014
CP ALL PCL, foreign registered[1]	93,253,866	224,293
Ambev SA	41,116,000	190,826
Coca-Cola European Partners PLC	3,589,738	182,646
JBS SA, ordinary nominative	27,094,704	173,775
Alimentation Couche-Tard Inc., Class B	4,975,119	157,887
LG Household & Health Care Ltd.[1]	123,000	133,992
Wal-Mart de México, SAB de CV, Series V	36,212,000	103,709
Coca-Cola HBC AG (CDI)[1]	3,008,950	102,625
Philip Morris International Inc.	1,068,655	90,932
Shiseido Co., Ltd.[1]	1,028,100	73,514
Budweiser Brewing Co., APAC Ltd.[1,2]	20,951,800	70,741
Glanbia PLC[1]	5,191,080	60,078
Chocoladefabriken Lindt & Sprüngli AG1	176	15,549
		7,936,606
Utilities 2.93%
Ørsted AS1	13,306,782	1,378,655
Enel SpA[1]	107,603,000	856,025
ENN Energy Holdings Ltd.[1,3]	72,773,500	795,681
EuroPacific Growth Fund — Page 6 of 13

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
China Resources Gas Group Ltd.[1,3]	142,640,000	$784,033
China Gas Holdings Ltd.[1]	206,990,200	775,910
E.ON SE1	17,973,114	192,220
Guangdong Investment Ltd.[1]	76,118,000	159,458
SSE PLC[1]	3,987,200	76,395
		5,018,377
Real estate 1.22%
China Overseas Land & Investment Ltd.[1]	198,474,000	775,149
Ayala Land, Inc.[1]	390,814,709	350,484
Vonovia SE1	3,342,307	179,937
ESR Cayman Ltd.[1,2]	75,013,600	169,429
China Resources Land Ltd.[1]	27,818,639	138,611
CK Asset Holdings Ltd.[1]	18,378,500	133,195
Vinhomes JSC[1]	33,474,875	122,550
Sun Hung Kai Properties Ltd.[1]	7,824,083	120,015
Longfor Group Holdings Ltd.[1]	22,703,000	106,625
		2,095,995
Total common stocks (cost: $104,081,353,000)		155,361,459
Preferred securities 1.30% Consumer discretionary 0.45%
Volkswagen AG, nonvoting preferred shares[1]	3,877,608	766,533
Health care 0.41%
Sartorius AG, nonvoting preferred, non-registered shares[1]	1,845,153	395,026
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	13,384,217	311,918
		706,944
Financials 0.35%
Itaú Unibanco Holding SA, preferred nominative (ADR)	65,802,614	602,094
Information technology 0.05%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	2,440,000	95,195
Energy 0.04%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	4,126,213	61,563
Real estate 0.00%
Ayala Land, Inc., preference shares[1,2,4]	481,283,600	855
Total preferred securities (cost: $1,772,652,000)		2,233,184
Rights & warrants 0.08% Health care 0.08%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2020[1,5]	10,939,880	144,791
Total rights & warrants (cost: $83,560,000)		144,791
EuroPacific Growth Fund — Page 7 of 13

unaudited
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020[6]	$100,000	$100,852
Total U.S. Treasury bonds & notes		100,852
Bonds & notes of governments & government agencies outside the U.S. 0.00%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 70.253% 2020[7]	ARS115,723	1,012
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 55.469% 2022[7]	305,564	2,882
		3,894
Total bonds, notes & other debt instruments (cost: $112,579,000)		104,746
Short-term securities 8.27% Money market investments 8.19%	Shares
Capital Group Central Cash Fund 1.73%[3,8]	140,401,979	14,040,198
Other short-term securities 0.08%	Principal amount (000)
Argentinian Treasury Bills (10.54%)–65.81% due 9/30/2019–7/31/2020[9]	ARS10,843,453	134,455
Total short-term securities (cost: $14,291,270,000)		14,174,653
Total investment securities 100.33% (cost: $120,341,414,000)		172,018,833
Other assets less liabilities (0.33)%		(569,697)
Net assets 100.00%		$171,449,136
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 12/31/2019 (000)
Purchases (000)	Sales (000)
GBP14,722	USD19,639	JPMorgan Chase	1/9/2020	$(133)
USD132,234	GBP100,572	Barclays Bank PLC	1/9/2020	(1,019)
				$(1,152)
EuroPacific Growth Fund — Page 8 of 13

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended December 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Common stocks 14.14%
Consumer discretionary 3.29%
MercadoLibre, Inc.[2]	3,424,500	561,436	18,282	3,967,654	$6,924	$225,384	$—	$2,269,260
Melco Resorts & Entertainment Ltd. (ADR)	32,297,140	575,000	1,285,279	31,586,861	(8,108)	57,027	15,836	763,454
Flutter Entertainment PLC[1]	2,325,681	2,764,000	17,920	5,071,761	615	150,521	5,949	619,364
Stars Group Inc.[2]	—	20,620,454	12,449	20,608,005	53	48,036	—	537,663
Just Eat PLC[1,2]	54,396,000	—	8,221,923	46,174,077	(25,341)	69,887	—	512,390
Ryohin Keikaku Co., Ltd.[1]	2,164,000	16,380,900	385,700	18,159,200	(41,107)	(15,268)	3,233	423,549
Takeaway.com NV1,2	—	3,176,472	15,807	3,160,665	272	36,048	—	291,953
ASOS PLC[1,2]	5,897,884	530,187	1,410,824	5,017,247	(24,318)	55,174	—	225,077
Galaxy Entertainment Group Ltd.[1,10]	224,749,000	17,726,000	61,330,000	181,145,000	(11,191)	108,444	12,475	—
GVC Holdings PLC[1,10]	31,312,683	—	6,358,319	24,954,364	(36,198)	150,691	5,338	—
								5,642,710
Information technology 0.92%
PagSeguro Digital Ltd., Class A2	24,308,238	1,922,333	130,530	26,100,041	2,259	103,991	—	891,577
Halma PLC[1]	22,653,157	2,090,072	122,948	24,620,281	2,061	150,552	5,046	691,181
								1,582,758
Industrials 2.36%
Melrose Industries PLC[1]	290,421,746	53,575,713	1,568,238	342,429,221	1,088	268,636	17,734	1,094,529
International Consolidated Airlines Group, SA (CDI)[1]	129,105,675	—	642,462	128,463,213	2,324	207,626	95,582	1,066,788
MTU Aero Engines AG1	3,144,000	—	299,631	2,844,369	16,994	163,742	10,089	812,228
Rentokil Initial PLC[1]	53,636,506	53,028,794	430,150	106,235,150	489	108,488	3,689	639,534
DCC PLC[1]	4,784,045	258,000	24,551	5,017,494	198	2,183	8,871	436,750
Yamato Holdings Co., Ltd.[1,10]	25,518,093	178,692	25,696,785	—	(247,256)	(473)	—	—
								4,049,829
Health care 2.21%
Daiichi Sankyo Co., Ltd.[1]	34,141,000	5,200,000	195,800	39,145,200	7,743	604,608	12,729	2,584,870
Teva Pharmaceutical Industries Ltd. (ADR)[2]	52,991,159	3,685,000	280,199	56,395,960	(809)	(326,038)	—	552,680
Hikma Pharmaceuticals PLC[1]	14,615,045	—	72,729	14,542,316	836	45,131	5,841	385,229
NMC Health PLC[1]	12,262,303	1,965,000	2,677,672	11,549,631	(37,249)	(34,175)	2,213	271,132
GW Pharmaceuticals PLC (ADR)[2,10]	1,816,499	—	1,296,599	519,900	8,870	(79,668)	—	—
								3,793,911
Materials 0.83%
Asahi Kasei Corp.[1]	76,292,742	1,032,000	382,100	76,942,642	1,724	69,336	12,867	863,341
First Quantum Minerals Ltd.	54,022,483	1,128,000	274,443	54,876,040	2,097	(67,770)	409	556,557
Chr. Hansen Holding A/S1,10	7,314,000	—	3,913,336	3,400,664	207,499	(378,219)	11,468	—
								1,419,898
EuroPacific Growth Fund — Page 9 of 13

unaudited
Investments in affiliates  (continued)

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 12/31/2019 (000)
Energy 0.81%
Cenovus Energy Inc. (CAD denominated)	69,818,000	17,134,000	432,695	86,519,305	$754	$105,352	$10,648	$879,485
Oil Search Ltd.[1]	94,187,800	4,920,000	493,186	98,614,614	94	(43,695)	4,942	503,067
Tourmaline Oil Corp.[10]	16,547,000	—	10,592,776	5,954,224	(274,476)	186,759	3,529	—
								1,382,552
Communication services 2.47%
Nintendo Co., Ltd.[1]	9,070,426	1,373,200	1,264,800	9,178,826	204,588	898,219	35,714	3,704,999
Altice Europe NV, Class A1,2	62,627,628	6,186,569	1,560,050	67,254,147	4,889	256,792	—	434,616
Altice Europe NV, Class B1,2	14,777,869	—	73,538	14,704,331	(372)	56,347	—	94,170
								4,233,785
Consumer staples 0.33%
KOSÉ Corp.[1]	1,048,500	2,791,700	14,700	3,825,500	721	(84,904)	3,135	559,118
Utilities 0.92%
ENN Energy Holdings Ltd.[1]	77,627,000	—	4,853,500	72,773,500	(3,530)	95,932	11,106	795,681
China Resources Gas Group Ltd.[1]	76,616,000	69,242,000	3,218,000	142,640,000	1,594	97,133	11,588	784,033
								1,579,714
Short-term securities 8.19%
Money market investments 8.19%
Capital Group Central Cash Fund 1.73%[8]	93,044,336	145,400,210	98,042,567	140,401,979	(5,907)	6,431	186,766	14,040,198
Total 22.33%					$(241,176)	$3,298,260	$496,797	$38,284,473
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $134,530,235,000, which represented 78.47% of the net assets of the fund. This amount includes $134,384,589,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $144,791,000, which represented .08% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $562,000, which represented less than .01% of the net assets of the fund.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 12/31/2019.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Unaffiliated issuer at 12/31/2019.
EuroPacific Growth Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $505,783,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
EuroPacific Growth Fund — Page 11 of 13

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$3,022,452	$23,050,328	$—	$26,072,780
Consumer discretionary	6,390,904	18,816,863	—	25,207,767
Information technology	2,161,171	19,240,302	—	21,401,473
Industrials	305,224	19,201,299	—	19,506,523
Health care	1,403,582	16,262,082	—	17,665,664
Materials	4,823,715	7,712,058	—	12,535,773
Energy	2,825,113	6,504,636	—	9,329,749
Communication services	713,606	7,877,146	—	8,590,752
Consumer staples	899,775	7,036,831	—	7,936,606
Utilities	—	5,018,377	—	5,018,377
Real estate	—	2,095,995	—	2,095,995
Preferred securities	663,657	1,568,672	855	2,233,184
Rights & warrants	—	144,791	—	144,791
Bonds, notes & other debt instruments	—	104,746	—	104,746
Short-term securities	14,040,198	134,455	—	14,174,653
Total	$37,249,397	$134,768,581	$855	$172,018,833
	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,152)	$—	$(1,152)
*	Forward currency contracts are not included in the investment portfolio.

EuroPacific Growth Fund — Page 12 of 13

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-016-0220O-S73181	EuroPacific Growth Fund — Page 13 of 13